Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated (Deficit) Earnings [Member]
Common stock dividends per share	$ 0.25	$ 0.22	$ 0.20